Vanguard Variable Insurance Funds—Small Company Growth Portfolio
Vanguard Variable Insurance Funds—Equity Income Portfolio
Supplement Dated July 2, 2021, to the Prospectuses and Summary Prospectuses Dated April 29, 2021
Important Changes to Vanguard Variable Insurance Funds—Small Company Growth Portfolio (the Small Company Growth Portfolio) and Vanguard Variable Insurance Funds—Equity Income Portfolio (the Equity Income Portfolio)

As previously announced, effective at the close of business on July 2, 2021, James P. Stetler will retire from Vanguard and will no longer serve as a co-portfolio manager of Vanguard’s portion of the Small Company Growth Portfolio and Vanguard’s portion of the Equity Income Portfolio (each, a Portfolio, and collectively, the Portfolios). Accordingly, all references to Mr. Stetler in the Portfolios’ Prospectuses and Summary Prospectuses will be deleted in their entirety after that date.
Following Mr. Stetler’s retirement, Binbin Guo and Cesar Orosco will remain as the portfolio managers of Vanguard’s portion of the Small Company Growth Portfolio. The Small Company Growth Portfolio’s investment objective, strategies, and policies will remain unchanged. Binbin Guo and Sharon Hill will remain as the portfolio managers of Vanguard’s portion of the Equity Income Portfolio. The Equity Income Portfolio’s investment objective, strategies, and policies will remain unchanged.
Additionally, effective September 2021, Binbin Guo will retire from Vanguard and will no longer serve as a co-portfolio manager of Vanguard’s portion of each Portfolio. Following Mr. Guo’s retirement, Cesar Orosco will remain as the sole portfolio manager of Vanguard’s portion of the Small Company Growth Portfolio, and Sharon Hill will remain as the sole portfolio manager of Vanguard’s portion of the Equity Income Portfolio. Each Portfolio’s investment objective, strategies, and policies will remain unchanged.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMVI 072021

Vanguard Variable Insurance Funds

Supplement Dated July 2, 2021, to the Statement of Additional Information Dated April 29, 2021

Important Changes to Vanguard Variable Insurance Funds—Small Company Growth Portfolio (the Small Company Growth Portfolio) and Vanguard Variable Insurance Funds—Equity Income Portfolio (the Equity Income Portfolio)
As previously announced, effective at the close of business on July 2, 2021, James P. Stetler will retire from Vanguard and will no longer serve as a co-portfolio manager of Vanguard’s portion of the Small Company Growth Portfolio and Vanguard’s portion of the Equity Income Portfolio (each, a Portfolio, and collectively, the Portfolios). Accordingly, all references to Mr. Stetler in the Statement of Additional Information will be deleted in their entirety after that date.
Following Mr. Stetler’s retirement, Binbin Guo and Cesar Orosco will remain as the portfolio managers of Vanguard’s portion of the Small Company Growth Portfolio. The Small Company Growth Portfolio’s investment objective, strategies, and policies will remain unchanged. Binbin Guo and Sharon Hill will remain as the portfolio managers of Vanguard’s portion of the Equity Income Portfolio. The Equity Income Portfolio’s investment objective, strategies, and policies will remain unchanged.
Additionally, effective September 2021, Binbin Guo will retire from Vanguard and will no longer serve as a co-portfolio manager of Vanguard’s portion of each Portfolio. Following Mr. Guo’s retirement, Cesar Orosco will remain as the sole portfolio manager for Vanguard’s portion of the Small Company Growth Portfolio, and Sharon Hill will remain as the sole portfolio manager for Vanguard’s portion of the Equity Income Portfolio. Each Portfolio’s investment objective, strategies, and policies will remain unchanged.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064G 072021